Income Taxes (Schedule Of Deferred Tax Assets And Deferred Tax Liabilities) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Income Taxes [Line Items]
Employee benefits	$ 51.9	$ 76.3
Restructuring	0.4	2.2
Inventories and receivables	35.4	32.9
Marketing and promotional accruals	15.8	17.6
Prepaid royalty		6.0
Property, plant and equipment	30.9	8.3
Unrealized losses	16.7	4.2
Intangibles	8.5	3.7
Investment in subsidiaries	0.4
Net operating loss and credit carry forwards	389.2	380.5
Other	16.1	22.0
Total deferred tax assets	565.3	553.7
Property, plant and equipment	34.0	20.1
Unrealized gains	5.7	5.1
Intangibles	662.8	770.2
Investment in partnership	91.5
Taxes on unremitted foreign earnings	2.8	2.7
Other	1.5	15.0
Total deferred tax liabilities	798.3	813.1
Net deferred tax liabilities	(233.0)	(259.4)
Valuation allowance	(243.5)	(222.7)
Net deferred tax liabilities, net valuation allowance	(476.5)	(482.1)
Deferred charges and other	16.7	16.7
Deferred taxes (noncurrent liability)	493.2	498.8
SB/RH Holdings, LLC [Member]
Income Taxes [Line Items]
Employee benefits	49.9	73.4
Restructuring	0.4	2.2
Inventories and receivables	35.4	32.9
Marketing and promotional accruals	15.8	17.6
Prepaid royalty		6.0
Property, plant and equipment	30.9	8.3
Unrealized losses	16.7	4.2
Intangibles	8.5	3.7
Investment in subsidiaries	0.4
Net operating loss and credit carry forwards	376.2	372.6
Other	16.1	21.7
Total deferred tax assets	550.3	542.6
Property, plant and equipment	34.0	20.1
Unrealized gains	5.7	5.1
Intangibles	662.8	770.2
Investment in partnership	91.5
Taxes on unremitted foreign earnings	2.8	2.7
Other	1.5	15.0
Total deferred tax liabilities	798.3	813.1
Net deferred tax liabilities	(248.0)	(270.5)
Valuation allowance	(243.5)	(222.7)
Net deferred tax liabilities, net valuation allowance	(491.5)	(493.2)
Deferred charges and other	1.7	5.6
Deferred taxes (noncurrent liability)	$ 493.2	$ 498.8